INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Reconciliation of Combined Federal and Provincial Corporate Income Taxes

	December 31, 2020	December 31, 2019
Net loss before income taxes	$(24,184,657)	$(41,907,079)
Income taxes at statutory rates	(6,408,934)	(11,105,376)
Tax effect of expenses not deductible for income tax purposes:
Permanent differences	7,648,554	(4,800,780)
Unrecognized share issue costs	(129,264)	(625,220)
Tax / foreign rate changes and other adjustments	(49,409)	93,724
Total tax recovery	1,060,947	(16,437,652)
Tax recovery not recognized	(1,060,947)	16,437,652
	$-	$-

Schedule of Deferred Income Tax Assets and Liabilities

	December 31, 2020	December 31, 2019
Non-capital losses	$62,773,915	$63,740,497
Qualifying research and development expenditure	1,493,309	1,493,309
Share issue costs and other	1,868,633	1,999,584
Total tax assets	66,135,857	67,233,390
Tax assets not recognized	(66,135,857)	(67,233,390)
Net deferred tax assets	$-	$-

Schedule of Non-Capital Losses
Expiry year	Non-capital losses
2031	$9,674,326
2032	10,454,774
2033	10,210,370
2034	13,784,437
2035	43,934,918
2036	28,260,911
2037	19,604,159
2038	40,239,997
2039	60,718,805
$236,882,697